Business, Going Concern and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of property and equipment estimated useful lives
Depreciation/
Amortization
Asset Category	Period
Computer equipment	5 Years
Computer software	3 Years

Schedule of computer and equipment costs
	December 31, 2019	December 31, 2018

Computer equipment	$9,964	$9,964
Accumulated depreciation	(2,242)	(249)
Balance	$7,722	$9,715